FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  June 30, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers         New York, NY                  August 14, 2012
-------------------------       --------------                -----------------
[Signature]                     [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            15
                                                   --

Form 13F Information Table Value Total:       $  $1,174,852 (thousands)
                                              -------------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                                 June 30, 2012


                            TITLE OF                 VALUE       SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP      (x1000)      PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE     SHRD      NONE
AECOM TECHNOLOGY CORP
   DELAWA                     COM        00766T100    $18,095    1,100,000  SH         Sole               1,100,000
ASHLAND INC NEW               COM        044209104   $170,072    2,453,794  SH         Sole               2,453,794
CRANE CO                      COM        224399105    $18,190      500,000  SH         Sole                 500,000
CROWN HOLDINGS INC            COM        228368106    $26,504      768,459  SH         Sole                 768,459
ENERGIZER HLDGS INC           COM        29266R108   $166,965    2,218,802  SH         Sole               2,218,802
FLOWSERVE CORP                COM        34354P105    $22,950      200,000  SH         Sole                 200,000
HARMAN INTL INDS INC          COM        413086109    $27,720      700,000  SH         Sole                 700,000
JOY GLOBAL INC                COM        481165108   $188,627    3,325,000  SH         Sole               3,325,000
KENNAMETAL INC                COM        489170100   $157,463    4,750,000  SH         Sole               4,750,000
MANITOWOC INC                 COM        563571108     $9,360      800,000  SH         Sole                 800,000
NATIONAL OILWELL VARCO INC    COM        637071101    $19,808      307,385  SH         Sole                 307,385
OIL STS INTL INC              COM        678026105    $19,860      300,000  SH         Sole                 300,000
OWENS ILL INC                 COM NEW    690768403   $170,613    8,900,000  SH         Sole               8,900,000
ROCKWOOD HLDGS INC            COM        774415103   $130,833    2,950,000  SH         Sole               2,950,000
SEALED AIR CORP NEW           COM        81211K100    $27,792    1,800,000  SH         Sole               1,800,000



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